Property, plant and equipment, net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, plant and equipment, net
Total	¥ 9,310,815	¥ 8,339,392
Less: accumulated depreciation	(4,257,511)	(3,776,730)
Subtotal	5,053,304	4,562,662
Construction-in-progress	1,485,893	656,839
Property and equipment, net	6,539,197	5,219,501
Bank borrowing loan against asset		70,000
Interest capitalized	29,905	29,279	¥ 25,094
Depreciation expense	906,123	823,340	759,611
Impairment loss	10,570	0	0
Machinery and equipment net book value	60,253
Loss from disposal of fixed assets	30,988	117,582	21,182
Bank of Tianjin | JA Xingtai Solar Technology Co., Ltd | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	104,761
Bank borrowing loan against asset	150,000
Hefei High-Tech Industrial Development Zone Management Co., Ltd | JA Hefei Technology | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	600,806
Bank borrowing loan against asset	1,152,000
Buildings
Property, plant and equipment, net
Total	1,979,800	1,918,209
Buildings | Industrial Bank Co., Ltd. | Shanghai JA Solar PV Technology Co., Ltd. ("JA Zhabei") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	73,995
Bank borrowing loan against asset	200,000
Buildings | Industrial and Commercial Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	214,217
Bank borrowing loan against asset	44,938
Buildings | Industrial and Commercial Bank of China | Shanghai Jinglong Solar Technology Co., Ltd. ("JA Jinglong") | Long-term loan
Property, plant and equipment, net
Bank borrowing loan against asset	84,000
Buildings | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | First short-term loans of China Construction Bank
Property, plant and equipment, net
Net book value of assets pledged	67,061
Bank borrowing loan against asset	49,000
Buildings | China Construction Bank | JA Solar Technology Yangzhou Co., Ltd. ("JA Yangzhou") | Second short-term loans of China Construction Bank
Property, plant and equipment, net
Net book value of assets pledged	175,281
Bank borrowing loan against asset	156,065
Buildings | China Construction Bank | Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. ("JA Lianyungang") | Short-term loans
Property, plant and equipment, net
Net book value of assets pledged	23,207
Bank borrowing loan against asset	35,000
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	124,230	113,349
Motor vehicles
Property, plant and equipment, net
Total	30,891	31,183
Machinery and equipment
Property, plant and equipment, net
Total	6,709,602	5,889,645
Leasehold improvements
Property, plant and equipment, net
Total	466,292	387,006
Buildings, machineries, equipment and construction in progress | Hefei High-Tech Industrial Development Zone Management Co., Ltd | JA Hefei Technology | Long-term loan
Property, plant and equipment, net
Net book value of assets pledged	97,560
Bank borrowing loan against asset	45,000
Leased assets
Property, plant and equipment, net
Carrying amount of asset sold	445,166	374,907	44,350
Cash consideration	¥ 776,763	¥ 481,252	¥ 41,808
Number of years lease payment were made quarterly			P3Y